Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2018
Employee Benefit Plans [Abstract]
Changes in Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status of Plan [Table Text Block]
For the	Year ended December 31
millions of Canadian dollars	2018		2017
Change in Projected Benefit Obligation ("PBO") and Accumulated Post-retirement Benefit Obligation ("APBO")	Defined benefit pension plans	Non-pension benefit plans	Defined benefit pension plans	Non-pension benefit plans
Balance, January 1	$2,683	$356	$2,607	$358
Service cost	51	6	49	5
Plan participant contributions	8	5	8	4
Interest cost	95	13	99	14
Benefits paid	(143)	(33)	(129)	(27)
Actuarial (gains) losses	(133)	(25)	171	25
Settlements and curtailments	(18)	-	(35)	-
Foreign currency translation adjustment	107	28	(87)	(23)
Balance, December 31	2,650	350	2,683	356
Change in plan assets
Balance, January 1	2,408	45	2,208	39
Employer contributions	51	31	109	27
Plan participant contributions	8	5	8	4
Benefits paid	(143)	(33)	(129)	(27)
Actual return on assets, net of expenses	(105)	(3)	313	5
Settlements and curtailments	(18)	-	(34)	-
Foreign currency translation adjustment	99	4	(67)	(3)
Balance, December 31	2,300	49	2,408	45
Funded status, end of year	$(350)	$(301)	$(275)	$(311)

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets [Table Text Block]
millions of Canadian dollars		2018	2017
	Defined benefit pension plans	Non-pension benefit plans	Defined benefit pension plans	Non-pension benefit plans
PBO/APBO	$2,623	$318	$2,655	$325
Fair value of plan assets	2,264	6	2,370	6
Funded status	$(359)	$(312)	$(285)	$(319)

millions of Canadian dollars	2018	2017
	Defined benefit pension plans	Defined benefit pension plans
ABO	$2,504	$1,608
Fair value of plan assets	2,264	1,409
Funded status	$(240)	$(199)

Schedule of Amounts Recognized in Balance Sheet [Table Text Block]
As at	December 31		December 31
millions of Canadian dollars	2018		2017
	Defined benefit pension plans	Non-pension benefit plans	Defined benefit pension plans	Non-pension benefit plans
Other current liabilities	$(12)	$(19)	$(23)	$(18)
Long-term liabilities	(347)	(294)	(264)	(295)
Other long-term assets	9	11	10	-
Amount included in deferred income tax	5	(2)	2	-
AOCI, net of tax and regulatory assets	628	60	561	74
Net amount recognized	$283	$(244)	$286	$(239)

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
	Regulatory assets	Actuarial (gains) losses	Past service (gains) costs
millions of Canadian dollars
Defined Benefit Pension Plans (1)
Balance, January 1, 2018	$315	$251	$(3)
Amortized in current period	(26)	(37)	1
Current year addition to AOCI or regulatory assets	73	32	-
Change in foreign exchange rate	27	-	-
Balance, December 31, 2018	$389	$246	$(2)
Non-pension benefits plans (1)
Balance, January 1, 2018	$78	$(4)	$-
Amortized in current period	2	1	-
Current year addition to AOCI or regulatory assets	(17)	(4)	-
Change in foreign exchange rate	2	-	-
Balance, December 31, 2018	$65	$(7)	$-
(1) The January 1, 2018 balances include a prior period reclassification from AOCI to Regulatory assets, for changes in unrecognized pension and post-retirement benefit costs to be consistent with current year presentation. Refer to notes 10 and 14 for further details.

	2018		2017
	Defined benefit pension plans	Non-pension benefit plans	Defined benefit pension plans	Non-pension benefit plans
Actuarial losses	$246	$(7)	$251	$(4)
Past service (gains) costs	(2)	-	(3)	-
Regulatory assets	389	65	315	78
Total AOCI and regulatory assets before deferred income taxes	633	58	563	74
Amount included in deferred income tax assets	(5)	2	(2)	-
Net amount in AOCI and regulatory assets	$628	$60	$561	$74

Schedule of Net Benefit Costs [Table Text Block]
As at			Year ended December 31
millions of Canadian dollars	2018		2017
	Defined benefit pension plans	Non-pension benefit plans	Defined benefit pension plans	Non-pension benefit plans
Service cost	$51	$6	$49	$5
Interest cost	95	13	99	14
Expected return on plan assets	(138)	(2)	(129)	(3)
Current year amortization of:
Actuarial losses	33	(1)	38	2
Past service costs (gains)	(1)	-	-	(8)
Regulatory assets (liability)	26	(2)	17	(1)
Settlement, curtailments	4	-	(1)	-
Total	$70	$14	$73	$9

Schedule of Allocation of Plan Assets [Table Text Block]
Canadian Pension Plans

Asset Class	Target Range at Market
Short-term securities	0%	to	5%
Fixed income	35%	to	50%
Equities:
Canadian	12%	to	22%
Non-Canadian	30%	to	55%

Non-Canadian Pension Plans

Asset Class	Target Range at MarketWeighted average
Fixed income	48%	to	53%
Equities	47%	to	52%

Schedule of Changes in Fair Value of Plan Assets [Table Text Block]
millions of Canadian dollars	NAV	Level 1	Level 2	Total	Percentage
			December 31, 2018
Cash and cash equivalents	$-	$30	$-	$30	1%
Net in-transits	-	(56)	-	(56)	-2%
Equity Securities:
Canadian equity	-	191	-	191	8%
US equity	-	330	-	330	14%
Other equity	-	157	-	157	7%
Fixed income securities:
Government	-	-	119	119	5%
Corporate	-	-	108	108	5%
Other	-	4	3	7	-
Mutual funds	-	132	-	132	6%
Other	-	8	4	12	1%
Open-ended investments measured at NAV (1)	820	-	-	820	36%
Common collective trusts measured at NAV (2)	450	-	-	450	19%
Total	$1,270	$796	$234	$2,300	100%

		December 31, 2017
Cash and cash equivalents	$-	$32	$-	$32	1%
Net in-transits	-	(36)	-	(36)	-1%
Equity securities:
Canadian equity	-	214	-	214	9%
US equity	-	390	-	390	16%
Other equity	-	197	-	197	8%
Fixed Income securities:
Government	-	-	72	72	3%
Corporate	-	-	56	56	2%
Other	-	5	-	5	-
Mutual funds	-	246	-	246	10%
Other	-	-	4	4	-
Open-ended investments measured at NAV (1)	819	-	-	819	34%
Common collective trusts measured at NAV (2)	409	-	-	409	18%
Total	$1,228	$1,048	$132	$2,408	100%
(1) NAV investments are open-ended registered and non-registered mutual funds, collective investment trusts, or pooled funds. NAV’s are calculated daily and the funds honor subscription and redemption activity regularly.
(2) The common collective trusts are private funds valued at NAV. The NAVs are calculated based on bid prices of the underlying securities. Since the prices are not published to external sources, NAV is used as a practical expedient. Certain funds invest primarily in equity securities of domestic and foreign issuers while others invest in long duration U.S. investment grade fixed income assets and seeks to increase return through active management of interest rate and credit risks. The funds honor subscription and redemption activity regularly.

Schedule of Expected Benefit Payments [Table Text Block]
millions of Canadian dollars	Defined benefit pension plans	Non-pension benefit plans
Expected employer contributions
2019	$53	$22
Expected benefit payments
2019	149	24
2020	152	25
2021	162	25
2022	169	25
2023	175	26
2024 – 2028	988	127

Schedule of Assumptions Used [Table Text Block]
Assumptions

The following table shows the assumptions that have been used in accounting for defined benefit pension and other post-retirement benefit plans:
	2018		2017
(weighted average assumptions)	Defined benefit pension plans	Non-pension benefit plans	Defined benefit pension plans	Non-pension benefit plans
Benefit obligation – December 31:
Discount rate	4.05%	4.30%	3.55%	3.65%
Rate of compensation increase	3.30%	3.67%	3.12%	3.28%
Health care trend - initial (next year)	-	6.39%	-	6.65%
- ultimate	-	4.45%	-	4.45%
- year ultimate reached	-	2035	-	2036
Benefit cost for year ended December 31:
Discount rate	3.55%	3.65%	3.96%	4.18%
Expected long-term return on plan assets	6.38%	3.73%	6.29%	6.08%
Rate of compensation increase	3.12%	3.28%	2.82%	2.54%
Health care trend - initial (current year)	-	6.65%	-	6.78%
- ultimate	-	4.45%	-	4.45%
- year ultimate reached	-	2036	-	2035
Figures shown are weighted averages. Actual assumptions used differ by plan.

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates [Table Text Block]
millions of Canadian dollars	Increase	Decrease
Service cost and interest cost	$1	$(1)
Accumulated post-retirement benefit obligation, December 31	17	(15)

millions of Canadian dollars	Increase	Decrease
Discount rate assumption	$(9)	$9
Asset rate assumption	(6)	6

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year [Table Text Block]
Amounts to be Amortized in the Next Fiscal Year

The following table shows the amounts from the AOCL and regulatory assets, which are expected to be recognized as part of the net periodic benefit cost in fiscal 2019:

millions of Canadian dollars	Defined benefit pension plans	Non-pensionbenefit plans
Actuarial gains (losses)	$(15)	$(1)
Past service gains	1	6
Regulatory assets	(16)	2
Total	$(30)	$7